JPMorgan Small Cap Value Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.1%
Aerospace & Defense — 0.3%
AAR Corp. *	37	1,329
Moog, Inc., Class A	29	2,026
		3,355
Air Freight & Logistics — 1.1%
Atlas Air Worldwide Holdings, Inc. *	31	3,011
Hub Group, Inc., Class A *	143	9,850
Radiant Logistics, Inc. *	91	518
		13,379
Airlines — 0.3%
Hawaiian Holdings, Inc. *	44	573
SkyWest, Inc. *	205	3,343
		3,916
Auto Components — 0.4%
Adient plc *	107	2,981
American Axle & Manufacturing Holdings, Inc. *	42	286
Dana, Inc.	108	1,231
		4,498
Banks — 19.0%
1st Source Corp.	51	2,384
American National Bankshares, Inc.	12	367
Ameris Bancorp	42	1,860
Associated Banc-Corp.	194	3,902
Atlantic Union Bankshares Corp.	79	2,409
Bancorp, Inc. (The) *	28	607
BankUnited, Inc.	18	629
Banner Corp.	20	1,182
Brookline Bancorp, Inc.	325	3,789
Business First Bancshares, Inc.	76	1,632
Byline Bancorp, Inc.	156	3,155
Cadence Bank	136	3,460
Capital City Bank Group, Inc.	8	249
Capstar Financial Holdings, Inc.	152	2,809
Cathay General Bancorp	101	3,897
Central Pacific Financial Corp.	214	4,419
City Holding Co.	31	2,723
Civista Bancshares, Inc.	18	369
Columbia Banking System, Inc.	89	2,586
Community Bank System, Inc.	59	3,545
Community Trust Bancorp, Inc.	85	3,445
ConnectOne Bancorp, Inc.	81	1,863
Customers Bancorp, Inc. *	120	3,543
CVB Financial Corp.	275	6,966
Eastern Bankshares, Inc.	297	5,831
Enterprise Financial Services Corp.	101	4,444
Equity Bancshares, Inc., Class A	34	1,013

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Farmers National Banc Corp.	52	686
Financial Institutions, Inc.	33	799
First Bancorp	14	527
First BanCorp (Puerto Rico)	338	4,624
First Bancshares, Inc. (The)	21	615
First Citizens BancShares, Inc., Class A	4	3,046
First Commonwealth Financial Corp.	459	5,900
First Financial Corp.	69	3,136
First Internet Bancorp	45	1,530
First Interstate BancSystem, Inc., Class A	110	4,427
First Merchants Corp.	105	4,069
First Western Financial, Inc. *	9	227
FNB Corp.	56	647
Fulton Financial Corp.	101	1,594
Glacier Bancorp, Inc.	68	3,341
Great Southern Bancorp, Inc.	10	588
Hancock Whitney Corp.	163	7,445
Heritage Commerce Corp.	164	1,855
Home BancShares, Inc.	293	6,589
HomeTrust Bancshares, Inc.	59	1,295
Hope Bancorp, Inc.	24	304
Independent Bank Corp.	51	3,809
Independent Bank Corp.	26	504
Independent Bank Group, Inc.	36	2,222
Mercantile Bank Corp.	9	267
Midland States Bancorp, Inc.	46	1,075
MVB Financial Corp.	12	334
National Bank Holdings Corp., Class A	44	1,620
Nicolet Bankshares, Inc. *	9	634
OceanFirst Financial Corp.	436	8,133
OFG Bancorp (Puerto Rico)	299	7,511
Old National Bancorp	816	13,440
Old Second Bancorp, Inc.	205	2,679
Origin Bancorp, Inc.	16	631
Peapack-Gladstone Financial Corp.	101	3,402
Peoples Bancorp, Inc.	32	914
Pinnacle Financial Partners, Inc.	33	2,717
Preferred Bank	16	1,018
Premier Financial Corp.	40	1,028
QCR Holdings, Inc.	24	1,207
Republic Bancorp, Inc., Class A	14	540
Sandy Spring Bancorp, Inc.	59	2,095
Sierra Bancorp	24	478
Simmons First National Corp., Class A	54	1,179
SmartFinancial, Inc.	27	659
South Plains Financial, Inc.	10	273
SouthState Corp.	104	8,194

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
TriCo Bancshares	61	2,746
Trustmark Corp.	68	2,077
UMB Financial Corp.	81	6,861
United Community Banks, Inc.	105	3,462
Valley National Bancorp	120	1,296
Veritex Holdings, Inc.	176	4,669
Washington Federal, Inc.	165	4,947
Webster Financial Corp.	13	579
WesBanco, Inc.	23	767
Westamerica BanCorp	42	2,207
Western Alliance Bancorp	17	1,111
Wintrust Financial Corp.	71	5,790
		229,397
Biotechnology — 7.4%
2seventy bio, Inc. *	64	933
Agios Pharmaceuticals, Inc. *	97	2,757
Allovir, Inc. * (a)	142	1,122
Arcus Biosciences, Inc. *	225	5,879
BioCryst Pharmaceuticals, Inc. *	172	2,163
Biohaven Pharmaceutical Holding Co. Ltd. *	11	1,663
Bluebird Bio, Inc. *	192	1,218
CTI BioPharma Corp. * (a)	322	1,876
Cytokinetics, Inc. *	71	3,416
Eagle Pharmaceuticals, Inc. *	81	2,153
Enanta Pharmaceuticals, Inc. *	14	706
EQRx, Inc. * (a)	630	3,117
Fate Therapeutics, Inc. *	68	1,517
Iovance Biotherapeutics, Inc. *	93	894
iTeos Therapeutics, Inc. *	174	3,319
IVERIC bio, Inc. *	252	4,517
Kezar Life Sciences, Inc. *	464	3,996
Kymera Therapeutics, Inc. *	212	4,617
Lexicon Pharmaceuticals, Inc. *	1,398	3,356
Lyell Immunopharma, Inc. * (a)	238	1,747
Nuvalent, Inc., Class A * (a)	242	4,706
Prometheus Biosciences, Inc. *	37	2,154
Prothena Corp. plc (Ireland) *	104	6,281
REGENXBIO, Inc. *	156	4,115
Relay Therapeutics, Inc. *	265	5,937
SpringWorks Therapeutics, Inc. *	142	4,054
Travere Therapeutics, Inc. *	223	5,487
Twist Bioscience Corp. *	80	2,812
Veracyte, Inc. *	150	2,490
		89,002

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Building Products — 0.5%
Resideo Technologies, Inc. *	97	1,849
UFP Industries, Inc.	54	3,911
		5,760
Capital Markets — 1.5%
AssetMark Financial Holdings, Inc. *	45	832
Blucora, Inc. *	214	4,141
Cowen, Inc., Class A (a)	151	5,819
Donnelley Financial Solutions, Inc. *	46	1,708
PJT Partners, Inc., Class A	12	795
Stifel Financial Corp.	43	2,211
Victory Capital Holdings, Inc., Class A	94	2,189
Virtus Investment Partners, Inc.	3	447
		18,142
Chemicals — 0.9%
AdvanSix, Inc.	73	2,362
Avient Corp.	53	1,594
Ecovyst, Inc. *	55	467
HB Fuller Co.	29	1,749
Minerals Technologies, Inc.	34	1,665
Tronox Holdings plc, Class A	252	3,083
		10,920
Commercial Services & Supplies — 1.3%
ABM Industries, Inc.	144	5,528
ACCO Brands Corp.	295	1,444
Cimpress plc (Ireland) *	5	125
Ennis, Inc.	34	676
GEO Group, Inc. (The), REIT *	496	3,820
Heritage-Crystal Clean, Inc. *	36	1,056
HNI Corp.	31	824
Steelcase, Inc., Class A	276	1,799
		15,272
Communications Equipment — 1.3%
Calix, Inc. *	87	5,307
Comtech Telecommunications Corp.	216	2,160
Harmonic, Inc. *	396	5,173
NETGEAR, Inc. *	137	2,756
		15,396
Construction & Engineering — 2.1%
Arcosa, Inc.	50	2,853
Argan, Inc.	151	4,851
Comfort Systems USA, Inc.	42	4,049
EMCOR Group, Inc.	45	5,220
MasTec, Inc. *	49	3,105
MYR Group, Inc. *	46	3,906

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction & Engineering — continued
Primoris Services Corp.	83	1,359
Tutor Perini Corp. *	66	363
		25,706
Construction Materials — 0.2%
Summit Materials, Inc., Class A *	115	2,753
Consumer Finance — 0.7%
Encore Capital Group, Inc. *	127	5,771
Nelnet, Inc., Class A	9	697
PROG Holdings, Inc. *	170	2,553
		9,021
Containers & Packaging — 0.2%
Greif, Inc., Class A	37	2,216
Myers Industries, Inc.	17	281
O-I Glass, Inc. *	33	425
		2,922
Diversified Consumer Services — 0.4%
2U, Inc. *	326	2,039
Stride, Inc. *	60	2,514
		4,553
Diversified Telecommunication Services — 0.8%
EchoStar Corp., Class A * (a)	234	3,859
Liberty Latin America Ltd., Class A (Chile) *	92	569
Liberty Latin America Ltd., Class C (Chile) *	894	5,496
		9,924
Electric Utilities — 1.1%
IDACORP, Inc.	46	4,564
Otter Tail Corp.	18	1,083
Portland General Electric Co.	168	7,319
Via Renewables, Inc.	74	508
		13,474
Electrical Equipment — 1.1%
Allied Motion Technologies, Inc.	52	1,500
AZZ, Inc.	32	1,150
Encore Wire Corp.	80	9,232
Powell Industries, Inc.	70	1,471
		13,353
Electronic Equipment, Instruments & Components — 1.3%
Belden, Inc.	16	984
Benchmark Electronics, Inc. (a)	202	4,993
OSI Systems, Inc. *	84	6,068
ScanSource, Inc. *	157	4,149
		16,194

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Energy Equipment & Services — 0.7%
Bristow Group, Inc. *	13	312
ChampionX Corp.	131	2,567
Helmerich & Payne, Inc.	65	2,399
NexTier Oilfield Solutions, Inc. *	193	1,429
Patterson-UTI Energy, Inc.	46	533
Solaris Oilfield Infrastructure, Inc., Class A	72	671
US Silica Holdings, Inc. *	70	773
		8,684
Entertainment — 0.1%
Lions Gate Entertainment Corp., Class A *	109	812
Equity Real Estate Investment Trusts (REITs) — 8.6%
Agree Realty Corp.	179	12,090
Alexander & Baldwin, Inc.	157	2,599
American Assets Trust, Inc.	61	1,564
Apple Hospitality REIT, Inc.	370	5,202
Broadstone Net Lease, Inc.	118	1,828
Centerspace	36	2,403
Corporate Office Properties Trust	108	2,507
DiamondRock Hospitality Co.	152	1,142
Equity Commonwealth	229	5,574
Essential Properties Realty Trust, Inc.	94	1,822
First Industrial Realty Trust, Inc.	42	1,869
Four Corners Property Trust, Inc.	51	1,231
Getty Realty Corp.	91	2,456
Gladstone Commercial Corp.	120	1,858
Global Medical REIT, Inc.	58	496
Healthcare Realty Trust, Inc.	287	5,992
Highwoods Properties, Inc.	14	383
Independence Realty Trust, Inc.	159	2,660
Kite Realty Group Trust	214	3,680
NexPoint Residential Trust, Inc.	5	246
Paramount Group, Inc.	301	1,878
Pebblebrook Hotel Trust	73	1,055
Phillips Edison & Co., Inc.	53	1,481
Physicians Realty Trust	179	2,694
Piedmont Office Realty Trust, Inc., Class A	221	2,338
Plymouth Industrial REIT, Inc.	29	498
PotlatchDeltic Corp.	105	4,297
Retail Opportunity Investments Corp.	304	4,184
RLJ Lodging Trust	182	1,842
Ryman Hospitality Properties, Inc.	36	2,679
Sabra Health Care REIT, Inc.	129	1,693
SITE Centers Corp.	461	4,935
STAG Industrial, Inc.	202	5,734
Terreno Realty Corp.	96	5,071
UMH Properties, Inc.	41	667

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
Urban Edge Properties	47	632
Urstadt Biddle Properties, Inc., Class A	37	577
Xenia Hotels & Resorts, Inc.	323	4,451
		104,308
Food & Staples Retailing — 1.0%
Andersons, Inc. (The)	104	3,221
SpartanNash Co.	128	3,732
Sprouts Farmers Market, Inc. *	122	3,374
United Natural Foods, Inc. *	33	1,148
		11,475
Food Products — 0.8%
Darling Ingredients, Inc. *	121	7,997
Fresh Del Monte Produce, Inc.	34	797
Seneca Foods Corp., Class A *	15	752
		9,546
Gas Utilities — 1.9%
Brookfield Infrastructure Corp., Class A (Canada)	45	1,846
Chesapeake Utilities Corp.	12	1,361
New Jersey Resources Corp.	279	10,813
Northwest Natural Holding Co.	44	1,909
ONE Gas, Inc.	34	2,372
Southwest Gas Holdings, Inc.	5	328
Spire, Inc.	66	4,139
		22,768
Health Care Equipment & Supplies — 1.0%
Alphatec Holdings, Inc. *	417	3,644
AngioDynamics, Inc. *	84	1,727
Bioventus, Inc., Class A * (a)	139	972
Cue Health, Inc. * (a)	121	363
Embecta Corp.	92	2,657
SeaSpine Holdings Corp. *	109	621
Utah Medical Products, Inc.	11	904
Varex Imaging Corp. *	54	1,133
		12,021
Health Care Providers & Services — 1.3%
AdaptHealth Corp. *	292	5,488
Fulgent Genetics, Inc. *	34	1,269
Option Care Health, Inc. *	278	8,749
		15,506
Health Care Technology — 2.3%
Allscripts Healthcare Solutions, Inc. *	535	8,146
Computer Programs and Systems, Inc. *	132	3,677
Evolent Health, Inc., Class A *	173	6,209

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Technology — continued
Health Catalyst, Inc. *	384	3,731
NextGen Healthcare, Inc. *	370	6,553
		28,316
Hotels, Restaurants & Leisure — 0.6%
Bloomin' Brands, Inc.	122	2,229
Bluegreen Vacations Holding Corp.	32	529
Light & Wonder, Inc. *	25	1,089
Marriott Vacations Worldwide Corp.	21	2,571
SeaWorld Entertainment, Inc. *	24	1,101
		7,519
Household Durables — 1.3%
GoPro, Inc., Class A *	258	1,273
Lifetime Brands, Inc.	39	262
Meritage Homes Corp. *	67	4,722
Taylor Morrison Home Corp. *	221	5,154
Tri Pointe Homes, Inc. *	284	4,284
		15,695
Household Products — 0.3%
Central Garden & Pet Co., Class A *	103	3,518
Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy, Inc.	123	3,574
Clearway Energy, Inc., Class C	122	3,895
		7,469
Insurance — 1.1%
American Equity Investment Life Holding Co.	17	627
CNO Financial Group, Inc.	94	1,696
Employers Holdings, Inc.	62	2,145
RLI Corp.	60	6,194
Selective Insurance Group, Inc.	16	1,262
Stewart Information Services Corp.	28	1,204
		13,128
Interactive Media & Services — 0.6%
Cars.com, Inc. *	221	2,542
QuinStreet, Inc. *	136	1,431
Yelp, Inc. *	91	3,065
		7,038
IT Services — 0.8%
CSG Systems International, Inc.	102	5,425
IBEX Holdings Ltd. *	31	572
Information Services Group, Inc.	849	4,040
SolarWinds Corp. *	22	169
		10,206

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — 0.3%
NeoGenomics, Inc. *	257	2,212
Pacific Biosciences of California, Inc. * (a)	260	1,512
		3,724
Machinery — 1.4%
AGCO Corp.	45	4,376
Douglas Dynamics, Inc.	20	558
EnPro Industries, Inc.	12	977
Hillenbrand, Inc.	38	1,388
Mueller Industries, Inc.	65	3,881
Terex Corp.	59	1,752
Wabash National Corp. (a)	240	3,742
		16,674
Marine — 0.0% ^
Safe Bulkers, Inc. (Greece) (a)	196	485
Media — 1.2%
AMC Networks, Inc., Class A *	174	3,528
Gray Television, Inc.	313	4,488
John Wiley & Sons, Inc., Class A	102	3,840
Sinclair Broadcast Group, Inc., Class A	126	2,270
		14,126
Metals & Mining — 1.3%
Arconic Corp. *	160	2,723
ATI, Inc. *	30	809
Coeur Mining, Inc. *	87	296
Commercial Metals Co.	206	7,316
Constellium SE *	160	1,625
Materion Corp.	10	760
Olympic Steel, Inc.	13	290
Schnitzer Steel Industries, Inc., Class A	60	1,708
		15,527
Mortgage Real Estate Investment Trusts (REITs) — 2.9%
Arbor Realty Trust, Inc.	164	1,880
Ares Commercial Real Estate Corp.	477	4,983
Blackstone Mortgage Trust, Inc., Class A	352	8,218
Dynex Capital, Inc.	337	3,922
Ellington Financial, Inc. (a)	106	1,206
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	39	1,179
KKR Real Estate Finance Trust, Inc.	397	6,453
Ladder Capital Corp.	354	3,173
Ready Capital Corp.	206	2,093
Redwood Trust, Inc. (a)	139	796
TPG RE Finance Trust, Inc.	219	1,534
		35,437

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — 0.7%
Avista Corp.	80	2,968
Black Hills Corp.	43	2,912
NorthWestern Corp.	36	1,759
Unitil Corp.	30	1,394
		9,033
Oil, Gas & Consumable Fuels — 3.7%
Antero Resources Corp. *	28	840
Arch Resources, Inc.	23	2,775
Berry Corp.	29	220
Chord Energy Corp.	39	5,349
CNX Resources Corp. *	65	1,010
CONSOL Energy, Inc.	9	579
CVR Energy, Inc.	64	1,849
Delek US Holdings, Inc.	68	1,832
Dorian LPG Ltd.	166	2,254
Green Plains, Inc. *	85	2,471
Murphy Oil Corp.	195	6,865
Ovintiv, Inc.	155	7,111
Par Pacific Holdings, Inc. *	33	535
PBF Energy, Inc., Class A *	18	636
Peabody Energy Corp. * (a)	97	2,405
Range Resources Corp.	49	1,240
REX American Resources Corp. *	44	1,240
SM Energy Co.	52	1,967
Talos Energy, Inc. *	44	733
World Fuel Services Corp.	103	2,405
		44,316
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	12	594
Personal Products — 1.5%
BellRing Brands, Inc. *	371	7,655
Edgewell Personal Care Co.	101	3,774
Herbalife Nutrition Ltd. *	315	6,261
		17,690
Pharmaceuticals — 1.1%
Amphastar Pharmaceuticals, Inc. *	62	1,750
Cara Therapeutics, Inc. *	163	1,525
CinCor Pharma, Inc. * (a)	101	3,338
Intra-Cellular Therapies, Inc. *	52	2,410
NGM Biopharmaceuticals, Inc. *	188	2,459
Supernus Pharmaceuticals, Inc. *	53	1,784
		13,266
Professional Services — 2.2%
Barrett Business Services, Inc.	84	6,530
Heidrick & Struggles International, Inc.	66	1,721

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — continued
Huron Consulting Group, Inc. *	60	3,948
Insperity, Inc.	5	531
Kelly Services, Inc., Class A	307	4,178
Korn Ferry	88	4,141
TrueBlue, Inc. *	285	5,438
		26,487
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc. *	193	1,562
Kennedy-Wilson Holdings, Inc.	283	4,373
		5,935
Road & Rail — 1.2%
ArcBest Corp.	103	7,455
Avis Budget Group, Inc. *	27	4,008
Covenant Logistics Group, Inc.	20	585
Heartland Express, Inc.	121	1,737
Werner Enterprises, Inc.	22	816
		14,601
Semiconductors & Semiconductor Equipment — 1.4%
Amkor Technology, Inc.	312	5,311
Cohu, Inc. *	173	4,460
Rambus, Inc. *	157	3,991
Veeco Instruments, Inc. *	205	3,756
		17,518
Software — 1.9%
Avaya Holdings Corp. * (a)	1,421	2,259
eGain Corp. *	217	1,591
LiveRamp Holdings, Inc. *	327	5,947
Marathon Digital Holdings, Inc. * (a)	82	877
Ping Identity Holding Corp. *	357	10,021
Riot Blockchain, Inc. * (a)	336	2,355
SecureWorks Corp., Class A *	40	323
		23,373
Specialty Retail — 2.6%
Abercrombie & Fitch Co., Class A *	26	403
Academy Sports & Outdoors, Inc.	337	14,210
Bed Bath & Beyond, Inc. * (a)	57	350
Conn's, Inc. *	169	1,196
Genesco, Inc. * (a)	21	830
ODP Corp. (The) *	99	3,483
Signet Jewelers Ltd.	106	6,091
Sleep Number Corp. *	24	795
Sonic Automotive, Inc., Class A	62	2,702
Zumiez, Inc. *	66	1,412
		31,472

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 1.2%
3D Systems Corp. *	350	2,796
Avid Technology, Inc. *	112	2,603
Xerox Holdings Corp.	707	9,248
		14,647
Textiles, Apparel & Luxury Goods — 0.4%
G-III Apparel Group Ltd. *	161	2,407
Kontoor Brands, Inc.	24	817
Wolverine World Wide, Inc.	82	1,251
		4,475
Thrifts & Mortgage Finance — 3.4%
Axos Financial, Inc. *	90	3,081
Capitol Federal Financial, Inc.	131	1,086
Essent Group Ltd.	294	10,262
Kearny Financial Corp.	143	1,518
Luther Burbank Corp.	19	222
Merchants Bancorp	51	1,180
MGIC Investment Corp.	146	1,872
Mr. Cooper Group, Inc. *	62	2,531
NMI Holdings, Inc., Class A *	188	3,821
Northfield Bancorp, Inc.	221	3,165
PennyMac Financial Services, Inc.	6	249
Radian Group, Inc.	661	12,747
		41,734
Trading Companies & Distributors — 2.7%
BlueLinx Holdings, Inc. *	47	2,911
Boise Cascade Co.	74	4,412
GATX Corp.	23	1,992
GMS, Inc. *	101	4,017
MRC Global, Inc. *	335	2,411
NOW, Inc. *	651	6,543
Rush Enterprises, Inc., Class A	110	4,838
Titan Machinery, Inc. *	87	2,464
Veritiv Corp. *	37	3,569
		33,157
Water Utilities — 0.3%
American States Water Co.	52	4,061
Wireless Telecommunication Services — 0.2%
Gogo, Inc. *	184	2,230
Total Common Stocks (Cost $1,163,755)		1,175,508
Short-Term Investments — 4.2%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (b) (c) (Cost $29,575)	29,572	29,584

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 1.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (b) (c)	18,584	18,584
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (b) (c)	1,913	1,913
Total Investment of Cash Collateral from Securities Loaned (Cost $20,492)		20,497
Total Short-Term Investments (Cost $50,067)		50,081
Total Investments — 101.3% (Cost $1,213,822)		1,225,589
Liabilities in Excess of Other Assets — (1.3)%		(15,147)
NET ASSETS — 100.0%		1,210,442

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2022. The total value of securities on loan at September 30, 2022 is $17,555.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2022.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	356	12/16/2022	USD	29,724	(3,531)

Abbreviations
USD	United States Dollar

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,225,589	$—	$—	$1,225,589
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(3,531)	$—	$—	$(3,531)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$19,171	$85,923	$75,518	$4	$4	$29,584	29,572	$177	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (a) (b)	20,571	38,000	40,000	8	5	18,584	18,584	107	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	3,163	21,325	22,575	—	—	1,913	1,913	15	—
Total	$42,905	$145,248	$138,093	$12	$9	$50,081		$299	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.